Expense Example - Iman Fund Series - Iman Fund Class K	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	$ 1,541